UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                                      June 30, 2006

Check here if Amendment [_];  Amendment Number
This amendment (check only one.):             [_] is a restatement.
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Thomas H. Lee Partners, L.P.
Address:          100 Federal Street, 35th Floor
                  Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles P. Holden
Title:            Vice President of Finance
Phone:            (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 9th day of August, 2006.

Thomas H. Lee Partners, L.P.
(Name of Institutional Manager)

/s/Charles P. Holden
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers                             0

Form 13F Information Table Entry Total                        5

Form 13F Information Table Value Total                        $2,392,222,153


        Name:            13F File No.:           Name:             13F File No.:
        -----            -------------           -----             -------------

1. ______________________   ________     6. ______________________   ________
2. ______________________   ________     7. ______________________   ________
3. ______________________   ________     8. ______________________   ________
4. ______________________   ________     9. ______________________   ________
5. ______________________   ________    10. ______________________   ________

(Part 1 of 2)

                                                              Item 5
   Item 1               Item 2    Item 3       Item 4         ------
   ------               ------    ------       ------        Shares of
   Name of             Title of   CUSIP      Fair Market     Principal
   Issuer               Class     Number        Value         Amount


Refco, Inc.            Common   75866G109      41,544,168   48,875,492

Fairpoint
Communications, Inc.   Common   305560104      55,678,594    3,866,569

Spectrum Brands Inc.   Common   755081106     155,845,549   12,062,349

Warner Music Group     Common   934550104   1,637,770,686   55,555,315

Fidelity National
Information Systems,   Common   31620M106     501,383,156   14,163,366
Inc.

COLUMN TOTALS                               2,392,222,153

(Part 1 of 2)

                                                           Item 7                  Item 8
   Item 1                                                  ------                  ------
   ------                         Item 6                  Managers
   Name of                        ------                    see
   Issuer                    Investment Discretion        Instr. V            Voting Authority
                       ---------------------------------              --------------------------------
                       (a) Sole   (b) Shared  (c) Shared                          (Shares)
                                  as Defined     Other
                                  in Instr. V                         (a) Sole   (b) Shared   (c) No

Refco, Inc.            48,875,492       --          --       --      48,875,492        --        --

Fairpoint
Communications, Inc.    3,866,569       --          --       --       3,866,569        --        --

Spectrum Brands Inc.   12,062,349       --          --       --      12,062,349        --        --

Warner Music Group     55,555,315       --          --       --      55,555,315        --        --

Fidelity National
Information Systems,   14,163,366       --          --       --      14,163,366        --        --
Inc.

COLUMN TOTALS